Condensed Consolidating Statement of Income Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues		$ 2,852,609	$ 2,626,990	$ 2,682,894
Cost of operations
Theatre operating expenses		2,066,571	1,914,458	1,938,133
General and administrative expenses		154,052	148,588	163,134
Depreciation and amortization		189,206	175,656	163,970
Impairment of long-lived assets		8,801	6,647	3,794
(Gain) loss on sale of assets and other		8,143	15,715	(3,845)
Total cost of operations		2,426,773	2,261,064	2,265,186
Operating income		425,836	365,926	417,708
Other income (expense)
Interest expense	[1]	(112,741)	(113,698)	(124,714)
Loss on amendment to debt agreement		(925)
Distributions from NCM		18,140	18,541	20,701
Equity in income of affiliates		28,126	22,743	22,682
Loss on early retirement of debt				(72,302)
Other income (expense)		(8,085)	(593)	2,006
Total other income (expense)		(75,485)	(73,007)	(151,627)
Income before income taxes		350,351	292,919	266,081
Income taxes		129,960	97,150	114,160
Net income		220,391	195,769	151,921
Less: Net income attributable to noncontrolling interests		1,859	1,389	2,078
Net income attributable to Cinemark USA, Inc.		218,532	194,380	149,843
Parent Company
Revenues		959,347	851,299	816,489
Cost of operations
Theatre operating expenses		767,446	693,323	650,731
General and administrative expenses		16,152	17,978	22,275
Depreciation and amortization		59,759	50,858	43,501
Impairment of long-lived assets		6,445	6,334	2,301
(Gain) loss on sale of assets and other		6,191	8,954	99
Total cost of operations		855,993	777,447	718,907
Operating income		103,354	73,852	97,582
Other income (expense)
Interest expense		(100,608)	(101,224)	(110,484)
Loss on amendment to debt agreement		(925)
Distributions from NCM		2,116	2,375	124
Equity in income of affiliates		217,567	208,900	196,580
Loss on early retirement of debt				(72,302)
Other income (expense)		200	79	101
Total other income (expense)		118,350	110,130	14,019
Income before income taxes		221,704	183,982	111,601
Income taxes		3,172	(10,398)	(38,242)
Net income		218,532	194,380	149,843
Net income attributable to Cinemark USA, Inc.		218,532	194,380	149,843
Subsidiary Guarantors
Revenues		1,178,873	1,084,852	1,099,257
Cost of operations
Theatre operating expenses		804,236	739,686	743,531
General and administrative expenses		81,240	74,971	78,749
Depreciation and amortization		73,708	67,460	63,234
Impairment of long-lived assets		1,600	313	319
(Gain) loss on sale of assets and other		3,728	3,278	1,870
Total cost of operations		964,512	885,708	887,703
Operating income		214,361	199,144	211,554
Other income (expense)
Interest expense		(8,500)	(9,111)	(9,915)
Equity in income of affiliates		55,082	53,950	54,524
Other income (expense)		20		(8)
Total other income (expense)		46,602	44,839	44,601
Income before income taxes		260,963	243,983	256,155
Income taxes		79,131	71,687	76,938
Net income		181,832	172,296	179,217
Net income attributable to Cinemark USA, Inc.		181,832	172,296	179,217
Subsidiary Non-Guarantors
Revenues		764,631	733,435	808,972
Cost of operations
Theatre operating expenses		545,131	524,045	585,695
General and administrative expenses		56,660	55,639	62,110
Depreciation and amortization		55,739	57,338	57,235
Impairment of long-lived assets		756		1,174
(Gain) loss on sale of assets and other		(1,776)	3,483	(5,814)
Total cost of operations		656,510	640,505	700,400
Operating income		108,121	92,930	108,572
Other income (expense)
Interest expense		(4,009)	(3,392)	(4,315)
Distributions from NCM		16,024	16,166	20,577
Equity in income of affiliates		27,262	22,464	22,682
Other income (expense)		(7,929)	(643)	1,913
Total other income (expense)		31,348	34,595	40,857
Income before income taxes		139,469	127,525	149,429
Income taxes		47,657	35,861	75,464
Net income		91,812	91,664	73,965
Less: Net income attributable to noncontrolling interests		1,859	1,389	2,078
Net income attributable to Cinemark USA, Inc.		89,953	90,275	71,887
Eliminations
Revenues		(50,242)	(42,596)	(41,824)
Cost of operations
Theatre operating expenses		(50,242)	(42,596)	(41,824)
Total cost of operations		(50,242)	(42,596)	(41,824)
Other income (expense)
Interest expense		376	29
Equity in income of affiliates		(271,785)	(262,571)	(251,104)
Other income (expense)		(376)	(29)
Total other income (expense)		(271,785)	(262,571)	(251,104)
Income before income taxes		(271,785)	(262,571)	(251,104)
Net income		(271,785)	(262,571)	(251,104)
Net income attributable to Cinemark USA, Inc.		$ (271,785)	$ (262,571)	$ (251,104)

[1]	Includes amortization of debt issue costs.